Intangible Assets, Net	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
10.	INTANGIBLE ASSETS, NET

The following table presents the Company’s intangible assets as of the respective balance sheet dates:

	Purchased software	Radio spectrum license	Network use right	Contract backlog*	Customer relationships*	Licenses*	Supplier relationships*	Trade names*	Platform software*	Non-compete agreements*	Internal use software	Property management relationship*	Total
	RMB	RMB		RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Intangible assets, net January 1, 2015	67,032	95,880	17,834	31,514	677,431	17,785	141,004	229,097	11,582	24,198	9,854	81,242	1,404,453
Additions	22,706	—	—	—	—	—	—	—	—	—	23,780	—	46,486
Disposals	—	—	—	—	—	—	—	—	—	—	(243)	—	(243)
Foreign currency translation difference	380	7,237	—	—	—	—	—	—	—	—	—	—	7,617
Amortization expense	(15,647)	(9,730)	(1,000)	(6,588)	(81,783)	(1,266)	(25,277)	(17,908)	(3,829)	(5,694)	(5,772)	(9,653)	(184,147)

Intangible assets, net December 31, 2015	74,471	93,387	16,834	24,926	595,648	16,519	115,727	211,189	7,753	18,504	27,619	71,589	1,274,166
Additions	26,763	—	—	—	—	—	—	—	—	—	12,781	—	39,544
Disposals	(6,531)	—	—	—	—	—	—	—	—	—	—	—	(6,531)
Foreign currency translation difference	1,814	7,115	—	—	—	—	—	—	—	—	—	—	8,929
Amortization expense	(23,072)	(8,934)	(1,000)	(6,588)	(80,349)	(1,266)	(25,277)	(17,908)	(3,829)	(5,694)	(394)	(9,653)	(183,964)
Impairment	—	—	—	—	(102,524)	(2,696)	(2,007)	(24,896)	—	(3,907)	—	(18,773)	(154,803)

Intangible assets, net December 31, 2016	73,445	91,568	15,834	18,338	412,775	12,557	88,443	168,385	3,924	8,903	40,006	43,163	977,341

Intangible assets, net December 31, 2016 (US$)	10,578	13,189	2,281	2,641	59,452	1,809	12,738	24,252	565	1,282	5,762	6,217	140,766

*	Acquired in the acquisitions of subsidiaries

Contract backlog relate to the order placed by the customers that have yet to be delivered at the acquisition date. Customer relationships relate to the relationships that arose as a result of existing customer agreements acquired and is derived from the estimated net cash flows that are expected to be derived from the expected renewal of these existing customer agreements after subtracting the estimated net cash flows from other contributory assets. Licenses represented the telecommunication service license in relation to managed network services and virtual private network services. Supplier relationships relate to the relationships that arose as a result of existing bandwidth supply agreements with certain network operators. Except for the supplier relationship in the acquisition of Fastweb and virtual private network supplier relationship in the acquisition of WiFire BJ and Yilong and Dermot Entities which were valued using a replacement cost method given the relative ease of replacement, the values of supplier relationships were generally derived from the estimated net cash flows that are expected to be generated from the expected renewal of these existing supplier agreements after subtracting the estimated net cash flows from other contributory assets. Trade Names mainly relate to the trade names of the Managed Network Entities, Aipu Group and Dermot Entities. Non-compete agreements represented the agreements signed with key managements of acquirees at the acquisition date, which was mainly in relation to the acquisitions of Aipu Group, valued using the incremental cash flow method. Property management relationship relate to the community relationships that in the acquisition of Aipu Group which was valued using the replacement cost method.

The intangible assets, except for acquired customer relationships in the acquisition of the Managed Network Entities which are amortized using an accelerated method of amortization, are amortized using the straight-line method, which is the Company’s best estimate of how these assets will be economically consumed over their respective estimated useful lives ranging from 1 to 20 years.

Amortization expenses were approximately RMB127,669, RMB184,147 and RMB183,964 (US$26,496) for the years ended December 31, 2014, 2015 and 2016, respectively.

The annual estimated amortization expenses for the intangible assets for each of the next five years are as follows:

	RMB	US$
2017	198,732	28,623
2018	182,642	26,306
2019	164,766	23,731
2020	134,359	19,352
2021	124,878	17,986

	805,377	115,998